RENTAL INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2021 CNY (¥)
RENTAL INCOME
Rental income	¥ 10,600	$ 1,477	¥ 10,603	¥ 10,603